Shareholders' Equity	12 Months Ended
Dec. 31, 2025
Equity [Abstract]
Shareholders' Equity

21.	SHAREHOLDERS’ EQUITY
Shares
The authorized share capital consisted of 69,632,000,000 shares at a par value of US$0.000000625 per share, of which 66,000,000,000 shares were designated as Class A ordinary shares, 2,832,000,000 as Class B ordinary shares, and 800,000,000 shares designated as preferred shares. The rights of the holders of Class A and Class B ordinary shares are identical, except with respect to voting and conversion rights. Each share of Class A ordinary shares is entitled to one vote per share and is not convertible into Class B ordinary shares under any
circumstances
. Each share of Class B ordinary shares is entitled to ten votes per share and is convertible into one Class A ordinary share at any time by the holder thereof. Upon any transfer of Class B ordinary shares by a holder thereof to any person or entity that is not an affiliate of such holder, such Class B ordinary shares would be automatically converted into an equal number of Class A ordinary shares. The number of Class B ordinary shares transferred to Class A ordinary shares were 17,320,000, 440,000 and
320,000
during the years ended December 31, 2023, 2024 and 2025, respectively.
In February 2023, the board of directors authorized a share repurchase program, under which the Company may repurchase up to US$5.0 billion of its ADSs or shares, effective until December 31, 2025.
 In the first quarter of 2026, the board of directors authorized a new share repurchase program, under which the Company may repurchase up to US$5.0 billion of its ADSs or shares, effective until December 31, 2028.
The Company repurchased
42,661,000
,
76,933,844
and
72,425,044
Class A ordinary shares from the open market with an aggregate purchase price of RMB
4.8
 billion, RMB
6.4
 billion and RMB
5.6
billion (US$
771
 million) during the years ended December 31, 2023, 2024 and 2025, respectively, which has been approved by the Company’s board of directors. The repurchased shares were recorded in the treasury stock account.
Treasury stock
The treasury stock account includes 83,456,676 and
71,309,744
ordinary shares repurchased from the open market as of December 31, 2024 and 2025, respectively.
Such treasury stock is reserved for future issuance upon the exercise of the vested share options and the vesting of restricted shares and the remaining are expected to be cancelled in the future. During the year ended December 31, 2025,
29,633,816
ordinary shares had been reissued to employees and directors upon the exercise of share options and vesting of restricted shares,
and
 54,938,160 ordinary shares had been cancelled.
In January and February 2026, 71,016,408 ordinary shares had been cancelled in total.
Retained Earnings
Each of the Company’s PRC subsidiaries, VIEs and VIEs’ subsidiaries must make appropriations from their after-tax
profits as reported in their PRC statutory accounts to
non-distributable
reserve funds, namely a statutory surplus fund and a discretionary surplus fund. Each of the Company’s PRC subsidiaries, VIEs and VIEs’ subsidiaries is required to allocate at least
10% of its
after-tax
profits to the statutory surplus fund until such fund has reached 50
% of its respective registered capital. Appropriations to the discretionary surplus fund are at the discretion of the PRC subsidiaries, VIEs and VIEs’ subsidiaries. The reserves are not allowed to be transferred to the Company in the form of cash dividends, loans or advances, nor are they allowed for distribution except under liquidation.

	As of December 31,
	2024	2025	2025
	RMB	RMB	US$
	(In millions)
PRC statutory reserve funds	2,031	2,096	300
Unreserved retained earnings	178,042	175,598	25,110

Total retained earnings	180,073	177,694	25,410

Under PRC laws and regulations, there are restrictions on the Company’s PRC subsidiaries, VIEs and VIEs’ subsidiaries with respect to transferring certain of their net assets to the Company either in the form of cash dividends, loans, or advances. Amounts of net assets restricted include paid in capital and statutory reserve funds of the Company’s PRC subsidiaries and the net assets of the VIEs in which the Company has no legal ownership, totaling RMB
48.1 billion and RMB40.4 billion (US$5.8 billion) as of December 31, 2024 and 2025, respectively.
Furthermore, cash transfers from the Company’s PRC subsidiaries to their parent companies outside of Chinese mainland are subject to PRC government control of currency conversion. Shortages in the availability of foreign currency may restrict the ability of the PRC subsidiaries, VIEs and VIEs’ subsidiaries to remit sufficient foreign currency to pay dividends or other payments to the Company, or otherwise satisfy their foreign currency denominated obligations.
Accumulated Other Comprehensive Income (Loss)
The changes in accumulated other comprehensive income (loss) by component, net of tax, were as follows:

	Foreign currency translation adjustments	Unrealized gains (losses) on available-for-sale investments	Unrealized gains (losses) on derivatives	Total
	RMB	RMB	RMB	RMB
	(In millions)
Balance at December 31, 2022	(1,326)	457	1,415	546
Other comprehensive loss before reclassification	(626)	(188)	(422)	(1,236)
Amounts reclassified from accumulated other comprehensive loss	(287)	(13)	—	(300)

Net current-period other comprehensive loss	(913)	(201)	(422)	(1,536)
Other comprehensive income attribute to noncontrolling interests and redeemable noncontrolling interests	88	7	—	95

Balance at December 31, 2023	(2,151)	263	993	(895)

Other comprehensive income (loss) before reclassification	(428)	103	(387)	(712)
Amounts reclassified from accumulated other comprehensive income (loss)	(338)	71	—	(267)

Net current-period other comprehensive income (loss)	(766)	174	(387)	(979)
Other comprehensive income attribute to noncontrolling interests and redeemable noncontrolling interests	71	—	—	71

Balance at December 31, 2024	(2,846)	437	606	(1,803)

Other comprehensive income (loss) before reclassification	624	(79)	(511)	34
Amounts reclassified from accumulated other comprehensive loss	—	(17)	—	(17)

Net current-period other comprehensive income (loss)	624	(96)	(511)	17
Other comprehensive income attribute to noncontrolling interests and redeemable noncontrolling interests	73	63	—	136

Balance at December 31, 2025	(2,149)	404	95	(1,650)

Balance at December 31, 2025, in US$	(308)	58	14	(236)

The amounts reclassified out of accumulated other comprehensive income (loss) represent realized foreign currency translation adjustments, which mainly arose from the disposal of the Group’s partial interests in Trip and realized gains (losses) on the sales of available-for-sale
investments, which were recorded in “Others, net” in the consolidated statements of comprehensive income. The amounts reclassified were determined on the basis of specific identification. Gains on intracompany foreign currency transactions that are of a long-term-investment nature in the amount of RMB
687 million, RMB530 million and RMB511 million (US$73 million) were included in the foreign currency translation adjustments for the years ended December 31, 2023, 2024 and 2025, respectively.
The following table sets forth the tax expense allocated to each component of other comprehensive loss for the years ended December 31, 2023, 2024 and 2025:

	For the years ended December 31,
	2023	2024	2025	2025
	RMB	RMB	RMB	US$
	(In millions)
Unrealized losses on available-for-sale investments
Other comprehensive loss before reclassification	(13)	(18)	(4)	(1)